Pensions and Other Post-retirement Benefit Plans - Weighted-Average Actuarial Assumptions used to Determine Benefit Costs (Detail) - Japan Pension Benefits [Member]	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.30%	1.60%	1.60%
Expected long-term rate of return on plan assets	2.50%	3.50%	3.50%
Rate of compensation increase	0.90%	1.00%	0.90%